Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Convertible Debt
The net carrying amount of the outstanding Notes was as follows:

	December 31, 2023	December 31, 2022
	$	$
Principal	920	920
Unamortized offering costs	(4)	(7)
Net carrying amount	916	913

The following table sets forth the interest expense recognized related to the outstanding Notes:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Contractual interest expense	1	1
Amortization of offering costs	3	2
Total interest expense related to the outstanding Notes	4	3